SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 16, 2018	Mar. 19, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common Stock , Par Value				$ 0.0001	$ 0.0001
Subsequent Event [Member] | Tranche A Warrants [Member]
Subsequent Event [Line Items]
Option issued to purchase common stock	2,299,802
Stock exercise price	$ 4.25
Proceeds from stock sale	$ 9,820
Subsequent Event [Member] | Tranche B Warrants [Member]
Subsequent Event [Line Items]
Stock exercise price	$ 4.25
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Option issued to purchase common stock	4,599,604
Common Stock , Par Value	$ 0.0001
Purchase price of stock	$ 0.01
Subsequent Event [Member] | NitricGen License [Member]
Subsequent Event [Line Items]
Option issued to purchase common stock			100,000
Future payments to purchase assets under agreement			$ 2,000
Payments made to acquire assets under agreement		$ 200
Stock exercise price			$ 6.90